Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets (CHF million)
Cash and Due from Banks	475	571
Interest-bearing deposits with banks	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	158,673
Securities received as collateral	30,191	30,191
Trading assets	284,242	279,748
Investment securities	3,672	3,650
Other investments	9,532	9,552
Loans	20,515	20,693
Other intangible assets (mortgage servicing rights)	63	70
Other assets	36,888	35,666
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	29,787	26,052
Trading assets	177,988	155,408
Investment securities	3,245	3,019
Other investments	223	403
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	5,247	5,451
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	216,490	190,333
Less other investments - equity at fair value attributable to noncontrolling interests	(189)	(295)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	216,301	190,038
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	223	403
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	70	94
Trading assets	99,560	82,237
Investment securities	2,931	3,010
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	72,101	61,506
Investment securities	2,931	3,010
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	2	337
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	26,733	19,331
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,717	25,958
Trading assets	59,852	57,481
Investment securities	314	9
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	10,025	6,455
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,914	2,017
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1	1
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	7,317	3,929
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other.
Assets (CHF million)
Trading assets	8,551	9,235
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	475
Interest-bearing deposits with banks	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	147,535	157,469
Securities received as collateral	404	3,946
Trading assets	935,953	974,718
Investment securities	335	529
Other investments	308	282
Loans	14,115	13,851
Loans - of which commercial and industrial	7,856	7,591
Loans - of which financial institutions	5,162	5,480
Other intangible assets (mortgage servicing rights)	0	0
Other assets	25,215	22,951
Other assets - of which loans held-for-sale	13,029	12,104
Total assets at fair value	1,124,964	1,174,151
Less other investments - equity at fair value attributable to noncontrolling interests	(102)	(99)
Less assets consolidated under ASU 2009-17	(9,099)	(9,304)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	1,115,763	1,164,748
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	220	232
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	143	154
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	88	50
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	46	40
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	391	3,895
Trading assets	52,687	52,783
Investment securities	252	446
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	8,864	8,123
Investment securities	0	0
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	382	3,835
Trading assets	25,447	27,639
Investment securities	252	309
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	8,340	5,848
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	4,730	4,556
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,080	6,570
Investment securities	0	136
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	13	51
Trading assets	8,602	9,038
Investment securities	83	83
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	872,493	909,261
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	723,709	724,413
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	63,595	74,950
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	27,342	32,770
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	45,537	61,120
Level 2 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,171	3,636
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,186	1,204
Securities received as collateral	0	193
Trading assets	19,189	22,191
Investment securities	92	102
Other investments	9,001	8,867
Loans	6,400	6,842
Loans - of which commercial and industrial	3,978	4,559
Loans - of which financial institutions	2,093	2,179
Other intangible assets (mortgage servicing rights)	63	70
Other assets	6,635	7,469
Other assets - of which loans held-for-sale	6,052	6,901
Total assets at fair value	42,566	46,938
Less other investments - equity at fair value attributable to noncontrolling interests	(3,899)	(3,944)
Less assets consolidated under ASU 2009-17	(3,499)	(4,003)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	35,168	38,991
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,286	4,143
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,986	2,973
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	274	266
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	178	172
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,519	2,490
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,519	2,490
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,922	1,968
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	7,847	9,941
Investment securities	91	102
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	51	358
Investment securities	19	18
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	112
Trading assets	4,125	5,076
Investment securities	39	43
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	1,253	1,786
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	1,364	1,517
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	654	727
Investment securities	33	41
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	81
Trading assets	429	467
Investment securities	1	0
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	8,586	9,588
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,195	2,547
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	1,045	1,040
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Assets (CHF million)
Trading assets	2,247	2,732
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	2,091	2,172
Level 3 | Recurring basis | Other.
Assets (CHF million)
Trading assets	2,327	2,195
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(848,888)	(872,569)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(209)	(205)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(849,097)	(872,774)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(849,097)	(872,774)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(848,888)	(872,569)
Netting impact | Recurring basis | Other.
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	475
Interest-bearing deposits with banks	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	158,673
Securities received as collateral	30,191	30,191
Trading assets	284,242	279,748
Investment securities	3,672	3,650
Other investments	9,532	9,552
Loans	20,515	20,693
Loans - of which commercial and industrial	11,834	12,150
Loans - of which financial institutions	7,255	7,659
Other intangible assets (mortgage servicing rights)	63	70
Other assets	36,888	35,666
Other assets - of which loans held-for-sale	19,081	19,005
Total assets at fair value	534,923	538,648
Less other investments - equity at fair value attributable to noncontrolling interests	(4,190)	(4,338)
Less assets consolidated under ASU 2009-17	(12,598)	(13,307)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	518,135	521,003
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	4,286	4,143
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,986	2,973
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	494	498
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	321	326
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,830	2,943
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,565	2,530
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,922	1,968
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	461	4,101
Trading assets	160,094	144,961
Investment securities	3,274	3,558
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	81,016	69,987
Investment securities	2,950	3,028
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	382	3,947
Trading assets	29,574	33,052
Investment securities	291	352
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	36,326	26,965
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	6,094	6,073
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	5,734	7,297
Investment securities	33	177
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	29,730	26,090
Trading assets	68,883	66,986
Investment securities	398	92
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	42,216	52,735
Total - at fair value | Recurring basis | Other.
Assets (CHF million)
Trading assets	13,049	15,066